ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 6, 2015	Maureen A. Meredith T +1 617 951 7239 F +1 617 235 7664 maureen.meredith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds II
File Nos. 033-43089; 811-06431

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds II (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 60 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 30, 2015 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG Chicago Equity Partners Balanced Fund, dated May 1, 2015;

(ii)	Prospectus for AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, dated May 1, 2015;

(iii)	Prospectus for AMG Managers High Yield Fund and AMG GW&K Enhanced Core Bond Fund, dated May 1, 2015; and

(iv)	Statement of Additional Information for AMG Chicago Equity Partners Balanced Fund, AMG Managers High Yield Fund, AMG GW&K Enhanced Core Bond Fund, AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, dated May 1, 2015.

If you have any questions concerning this filing, please call me at (617) 951-7239.

Sincerely,

/s/ Maureen A. Meredith
Maureen A. Meredith